Earnings per share ("EPS") (Details) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares
Earnings per share
Basic EPS - Earnings | $	$ 52.1	$ 60.0	$ 170.3	$ 151.2
Basic EPS - (in shares)	186,100,000	185,500,000	186,100,000	181,900,000
Basic EPS (in dollars per share) | $ / shares	$ 0.28	$ 0.32	$ 0.92	$ 0.83
Effect of dilutive securities - (in shares)	300,000	400,000	300,000	400,000
Effect of dilutive securities - (in dollars per share) | $ / shares			(0.01)
Diluted EPS - Earnings | $	$ 52.1	$ 60.0	$ 170.3	$ 151.2
Diluted EPS - (in shares)	186,400,000	185,900,000	186,400,000	182,300,000
Diluted EPS (in dollars per share) | $ / shares	$ 0.28	$ 0.32	$ 0.91	$ 0.83
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	145,521	0	145,521	263,568
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	73,762	84,094	73,762	84,094